Income taxes	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Income taxes

Note 9 Income taxes
On December 15, 2022, Bill
C-32,
Fall Economic Statement Implementation Act, 2022 (the Bill), tabled by the Government of Canada, received royal assent. The Bill amends the Income Tax Act (Canada) to implement a Canada Recovery Dividend (CRD) and a permanent increase in the Canadian corporate tax rate on banks and life insurer groups.
The CRD is a
one-time

15
% tax for 2022 determined based on the average taxable income above $
1
 billion for taxation years 2020 and 2021 and payable in equal installments over five years
.
The CRD resulted in an increase in income taxes of $1.2 billion for the three months ended January 31, 2023, of which $1 billion was recognized in net income and $0.2 billion was recognized in other comprehensive income.

The permanent increase in the Canadian corporate tax rate i
s
1.5
% on taxab
le income above $100

million and applies to taxation years that end after April 7, 2022, resulting in an increase in the Canadian statutory tax rate from 26.2% to 27.7% for the year ending October 31, 2023.